Derivatives - Summary of Effects of Fair Value Hedge Relationships in Interest Income on Loans (Details) - Interest Rate Swap [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Hedged items	$ 0	$ (3,265)	$ (1,125)
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative [Line Items]
Derivative designated as hedging instruments	$ 0	$ 3,328	$ 1,243